Schedule of basic income (loss) per share is calculated by dividing income (loss) by weighted average number of common shares (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Net loss for the period	$ (2,166,574)	$ (1,689,530)
Weighted average number of outstanding common shares	13,079,666	209,777
Loss per share	$ (0.17)	$ (8.05)